Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Customer-related and marketing related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment related to intangible recognized on acquisition	₨ 851	₨ 1,155